PROPERTY, PLANT AND EQUIPMENT (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	$ 1,176,347	$ 1,033,703	$ 1,459,149
Interest	(63,313)	(75,631)	(124,261)
Present Value	1,113,034	958,072	1,334,888
Not Later Than One Year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	303,863	285,168
Interest	(32,447)	(32,365)	(47,492)
Present Value	271,416	252,803	313,370
Between One And Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	835,696	704,822
Interest	(30,050)	(43,146)	(75,363)
Present Value	805,646	661,676	927,874
Over five years
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	36,788	43,713
Interest	(816)	(120)	(1,406)
Present Value	$ 35,972	$ 43,593	$ 93,644